Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment consists of the following:

		Successor
	Useful Life (years)	March 31, 2025	December 31, 2024
Land		$5,955	$5,950
Buildings and leasehold improvements	25	19,440	19,308
Computer, software, and office equipment	3 – 5	2,973	2,917
Machinery and equipment	3 – 10	132,699	122,932
Vehicles	5	53,848	53,154
Construction in progress		4,654	6,878
Total property, plant and equipment		219,569	211,139
Accumulated depreciation		(36,096)	(21,906)
Property, plant and equipment, net		$183,473	$189,233

Total depreciation expense for property, plant and equipment was recognized as follows:

	Three Months Ended March 31,
	Successor 2025	Predecessor 2024
Cost of revenue	$15,362	$9,061
Selling, general and administrative expenses	235	132
Total depreciation expense	$15,597	$9,193

Note 7. Property, Plant and Equipment

Property, plant and equipment consists of the following:

	Useful Life (years)	Successor December 31, 2024	Predecessor December 31, 2023
Land		$5,950	$5,387
Buildings and leasehold improvements	25	19,308	20,208
Computer, software, and office equipment	3 – 5	2,917	4,669
Machinery and equipment	3 – 10	122,932	167,261
Vehicles	5	53,154	69,305
Construction in progress		6,878	2,904
Total property, plant and equipment		211,139	269,734
Accumulated depreciation		(21,906)	(157,470)
Property, plant and equipment, net		$189,233	$112,264

Total depreciation expense for property, plant and equipment was recognized as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Cost of revenue	$25,282	$22,123	$54,504	$46,137
Selling, general and administrative expenses	237	222	898	1,204
Total depreciation expense	25,519	22,345	55,402	47,341